Geographic Information - Schedule of Revenue by Geographic Area (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total Revenue	¥ 12,547,445	¥ 11,134,203	¥ 9,470,128
The PRC [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	10,410,574	9,984,500	8,643,683
Indonesia [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,885,586	1,067,429	701,642
Others [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	¥ 251,285	¥ 82,274	¥ 124,803